Company financial information (Tables) - Ardagh Group S.A.	12 Months Ended
Dec. 31, 2017
Condensed financial statements
Statement of financial position

	At December 31,
	2017	2016
	€m	€m
Non-current assets
Investments in subsidiary undertakings	1,809	1,510
	1,809	1,510
Current assets
Amounts receivable from subsidiary undertakings	10	—
Cash and cash equivalents	1	—
Other receivables	—	2
	11	2
Total assets	1,820	1,512
Equity attributable to owners of the parent
Issued capital	22	—
Share premium	1,090	136
Legal reserve	2	—
Capital contribution	431	431
Retained earnings	267	270
Total equity	1,812	837
Non-current liabilities
Amounts payable to related parties	—	673
	—	673
Current liabilities
Amounts payable to subsidiary undertakings	4	—
Other payables	4	2
	8	2
Total liabilities	8	675
Total equity and liabilities	1,820	1,512

Statement of comprehensive income

	Year ended December 31,
	2017	2016	2015
`	€m	€m	€m

Dividend income	150	267	—
Other external charges	(1)	—	—
Finance expense	(1)	(64)	(84)
Finance income	—	112	85
Profit before exceptional items	148	315	1
Exceptional finance costs	—	(47)	—
Profit before tax	148	268	1
Income tax	—	—	—
Profit and total comprehensive income for the year	148	268	1

Statement of cash flows

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Cash flows from operating activities
Cash generated from operations	(1)	—	—
Increase in receivables	(10)	—	—
Cumulative PIK interest paid	—	(184)	—
Net cash used in operating activities	(11)	(184)	—
Cash flows from investing activities
Repayment of loans from subsidiary undertakings	—	1,112	—
Contribution to subsidiary undertaking	(299)	(1,110)	—
Dividends received	150	267	—
Net cash received (used in)/from investing activities	(149)	269	—
Cash flows from financing activities
Repayment of borrowings	—	(880)	—
Net proceeds from borrowings with related parties	—	671	—
Contribution from parent	—	431	—
Proceeds from share issuance	309	6	—
Dividends paid	(148)	(270)	—
Early redemption premium costs	—	(45)	—
Net cash inflow/(outflow) from financing activities	161	(87)	—
Net increase/(decrease) in cash and cash equivalents	1	(2)	—
Cash and cash equivalents at the beginning of the year	—	2	2
Cash and cash equivalents at the end of the year	1	—	2

Summary of IFRS loss reconciliation

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	148	268	1
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(94)	(335)	(141)
Consolidated IFRS profit/(loss) for the year	54	(67)	(140)

Summary of IFRS equity reconciliation

	At December 31,
	2017	2016	2015
	€m	€m	€m
IFRS equity reconciliation:
Parent only—IFRS equity	1,812	837	402
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(2,960)	(2,907)	(2,384)
Consolidated—IFRS equity	(1,148)	(2,070)	(1,982)